Schedule of pension cost components France (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
FRANCE [Member]
Benefit obligations	€ 517	€ 386	€ 371	€ 262
Service cost	29	31	21
Interest cost	18	17	13
Plan amendments			31
(gain) loss	93	(33)	43
Benefits paid	(8)	0	0
Unrecognized actuarial (gain) loss	38	(56)	(23)
Unrecognized prior service cost	30	31	31
Accrued pension cost	449	411	363
JAPAN [Member]
Benefit obligations	538	646	562	435
Service cost	61	68	50
Interest cost	6	6	6
Plan amendments	0	0	0
(gain) loss	(6)	37	68
Benefits paid	(93)	0	(95)
Unrecognized actuarial (gain) loss	157	199	236
Accrued pension cost	€ 380	€ 447	€ 326